Short-term debt and short-term debt from related parties (Tables)	3 Months Ended
Mar. 31, 2019
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS

	March 31,	December 31,
	2019	2018
Commercial paper program	999.834	999.873
Borrowings under lines of credit	318.540	204.491
Other	1.623	930
Short-term debt	1.319.997	1.205.294
Short-term debt from related parties (see note 4c)	107.400	188.900
Short-term debt and short-term debt from related parties	1.427.397	1.394.194